Comprehensive Income	9 Months Ended
Sep. 30, 2011
Comprehensive Income
Comprehensive Income

(4)           Comprehensive Income

Comprehensive income, which includes net income and the net change in unrealized gains on investment securities available for sale is presented below:

	Three Months Ended September 30,		Nine Months Ended September30,
(in thousands)	2011	2010	2011	2010
Net income	$354	$155	$593	$398
Other comprehensive income:
Increase (decrease) in net unrealized gains on investment securities available for sale, net of tax expense (benefit) of $484 and $809 for the three and nine months ended September 30, 2011, respectively, and ($82) and $242 for the three and nine months ended September 30, 2010, respectively	692	(117)	1,158	347
Reclassification for net gains included in earnings, net of tax expense of $1 and $18 for the nine months ended September 30, 2011 and 2010, respectively	—	—	(1)	(26)
Comprehensive income	$1,046	$38	$1,750	$719

The Company did not sell any available for sale securities during the three months ended September 30, 2011.  The Company sold one available for sale securities totaling $140,000 during the nine months ended September 30, 2011, resulting in a realized gain of $2,000.  The Company did not sell any available for sale securities during the three months ended September 30, 2010.  The Company sold two available for sale securities totaling $3.8 million during the nine months ended September 30, 2010, resulting in a realized gain of $44,000. The realized gain was reported in non-interest income within the accompanying unaudited Consolidated Statements of Operations.